CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	COMMON STOCK	CAPITAL IN EXCESS OF PAR VALUE	RETAINED EARNINGS	TREASURY SHARES	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	DEFERRED COMPENSATION
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)					27,682,000
Beginning balance (in shares) at Sep. 30, 2022		84,746,000
Beginning balance at Sep. 30, 2022	$ 477,570	$ 21,187	$ 627,982	$ 344,060	$ (420,116)	$ (82,738)	$ (12,805)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	77,617			77,617
Dividends	(140,161)			(140,161)
Shares withheld on employee taxes on vested equity awards (in shares)					366,000
Shares withheld on employee taxes on vested equity awards	(12,990)				$ (12,990)
Amortization of deferred compensation	10,362						10,362
Common stock acquired (in shares)					4,143,000
Common stock acquired	(152,279)				$ (152,279)
Equity awards granted, net (in shares)					(507,000)
Equity awards granted, net	0		(7,699)		$ 7,699
ESOP allocation of common stock	21,868		21,868
Stock-based compensation	20,529		20,529
Other comprehensive income, net of tax	$ 12,728					12,728
Ending balance (in shares) at Sep. 30, 2023	53,062,000	84,746,000
Ending balance (in shares) at Sep. 30, 2023					31,684,000
Ending balance at Sep. 30, 2023	$ 315,244	$ 21,187	662,680	281,516	$ (577,686)	(70,010)	(2,443)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)					31,684,000
Net income	209,897			209,897
Dividends	(29,971)			(29,971)
Shares withheld on employee taxes on vested equity awards (in shares)					595,000
Shares withheld on employee taxes on vested equity awards	(34,330)				$ (34,330)
Amortization of deferred compensation	2,225						2,225
Common stock acquired (in shares)					4,772,000
Common stock acquired	(277,896)				$ (277,896)
Equity awards granted, net (in shares)					(608,000)
Equity awards granted, net	0		(12,875)		$ 12,875
ESOP allocation of common stock	9,428		8,918		$ 510
Stock-based compensation	18,305		18,305
Other comprehensive income, net of tax	$ 11,986					11,986
Ending balance (in shares) at Sep. 30, 2024	48,303,000	84,746,000
Ending balance (in shares) at Sep. 30, 2024	36,443,000				36,443,000
Ending balance at Sep. 30, 2024	$ 224,888	$ 21,187	677,028	461,442	$ (876,527)	(58,024)	(218)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	36,443,000				36,443,000
Net income	$ 51,110			51,110
Dividends	$ (33,504)			(33,504)
Shares withheld on employee taxes on vested equity awards (in shares)	583,978				584,000
Shares withheld on employee taxes on vested equity awards	$ (44,756)				$ (44,756)
Amortization of deferred compensation	218						218
Common stock acquired (in shares)					1,897,000
Common stock acquired	(136,215)				$ (136,215)
Equity awards granted, net (in shares)					(524,000)
Equity awards granted, net	0		(12,895)		$ 12,895
ESOP allocation of common stock	644		537		$ 107
Stock-based compensation	25,483		25,483
Other comprehensive income, net of tax	$ (13,896)					(13,896)
Ending balance (in shares) at Sep. 30, 2025	46,346,000	84,746,000
Ending balance (in shares) at Sep. 30, 2025	38,400,000				38,400,000
Ending balance at Sep. 30, 2025	$ 73,972	$ 21,187	$ 690,153	$ 479,048	$ (1,044,496)	$ (71,920)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	38,400,000				38,400,000